33. Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share attributable to Company's shareholders (in R$ per share)
Schedule of earning per share

(a)       Basic

Basic earnings per share are calculated by dividing profit attributable to Company’s shareholders by the weighted average number of shares issued during the period.

	2020	2019	2018

Profit attributable to shareholders of the Company	1,828,254	3,622,127	2,545,101

Weighted average number of shares issued (thousands)	2,420,804	2,420,481	2,420,172

Basic earnings per share (in R$)	0.76	1.50	1.05

(b)       Diluted

Diluted earnings per share are calculated by adjusting the weighted average amount of shares outstanding to assume the conversion of all potential dilutive shares.

	2020	2019	2018

Profit attributable to shareholders of the Company	1,828,254	3,622,127	2,545,101

Weighted average number of shares issued (thousands)	2,421,065	2,421,018	2,421,075

Diluted earnings per share (in R$ )	0.76	1.50	1.05